Other Non-current Assets - ZIM (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Jul. 31, 2014 USD ($) item	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Other Non-current Assets
Impairment loss at reporting date					$ 210,715
Acquisition of additional shares			$ 75
Unearned revenue			19,476	$ 17,960
Non-current portion of unearned revenue			19,574	28,528
ZIM
Other Non-current Assets
Equity participation (as a percent)	10.20%	7.40%
Acquisition of additional shares	$ 75
Unearned revenue			1,100	5,400
Non-current portion of unearned revenue			$ 0	1,100
Deferred revenue recorded		$ 39,100
Ordinary shares owned | shares			10,186,950
Number of vessels of which the charter rates payable was reduced | item		6
Series 1 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received		$ 8,800
Series 2 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received		$ 41,100
Operating revenues | ZIM
Other Non-current Assets
Recognized unearned revenue			$ 5,400	6,000	6,000
Interest income | Notes | ZIM
Other Non-current Assets
Interest income from fair value unwinding			1,800	1,600	1,400
Noncash interest income			$ 900	$ 900	$ 900
Equity participation | ZIM
Other Non-current Assets
Impairment loss at reporting date						$ 28,700